UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:       International Specialty Products Inc.
Address:    300 Delaware Avenue
            Wilmington, Delaware  19801

Form 13F File Number:  028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Richard A. Weinberg
Title:      Executive Vice President and General Counsel
Phone:      973-628-3520

Signature, Place, and Date of Signing:

/s/ Richard A. Weinberg       Wayne, New Jersey   November 13, 2001
-----------------------       -----------------   -----------------
[Signature]                    [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             3

Form 13F Information Table Entry Total:                        4

Form 13F Information Table Value Total:                 $197,346
                                                       (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number                        Name
---              --------------------                        ----

1                    028-07274                      ISP Chemco Inc. (formerly,
                                                    ISP Opco Holdings Inc.)

2                    028-06621                      ISP Investco LLC

3                    028-06623                      Newco Holdings Inc.

         NAME OF REPORTING PERSON: INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1                   Column 2    Column 3    Column 4        Column 5          Column 6     Column 7        Column 8

                             Title                                  Shares
                              Of                    Value             or            Investment     Other         Voting Authority
Name of Issuer               Class      CUSIP     (x $1,000)       Prin Amt         Discretion    Managers    Sole   Shared    None
--------------               -----      -----     ----------       --------         ----------    --------    ----   ------    ----
Hercules Inc.                 COM     427056106        88,433    10,719,200 SH        DEFINED       2,3            10,719,200
Honeywell                     COM     438516106        91,098     3,450,677 SH        DEFINED       2,3             3,450,677
Newport News Shipbuilding     COM     652228107        17,601       261,925 SH        DEFINED       2,3               261,925
Phillips Petroleum            COM     718507106           213         3,954 SH        DEFINED       2,3                 3,954

                                    Column Total      197,346

Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.